Superannuation commitments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Superannuation commitments
Funding surplus	$ 143	$ 154
Westpac Group Plan
Superannuation commitments
Percentage of contribution on member's salary	15.40%
Westpac New Zealand Superannuation Scheme
Superannuation commitments
Percentage of contribution on member's salary	17.00%